Exhibit 99.4

Scienna ID	Loan #1	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source	Tape Type
XXXXXXXXXXX	FRX-132206	Representative Score	667	757	-90	-11.88903%	A valid Credit Report is missing from the review file, qualifying FICO could not be validated.	Initial